Debt and Interest Expense	12 Months Ended
Dec. 31, 2011
Debt Instruments Abstract
Debt and Interest Expense

The following table presents the Partnership's outstanding debt as of December 31, 2011 and 2010:

	December 31, 2011			December 31, 2010
		Carrying	Fair		Carrying	Fair
thousands	Principal	Value	Value	Principal	Value	Value

Revolving credit facility	$—	$—	$—	$49,000	$49,000	$49,000
5.375% Senior Notes due 2021	500,000	494,178	499,950	—	—	—
Wattenberg term loan	—	—	—	250,000	250,000	250,000
Note payable to Anadarko	175,000	175,000	174,528	175,000	175,000	168,116
Total debt outstanding (1)	$675,000	$669,178	$674,478	$474,000	$474,000	$467,116

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(1)       The Partnership's consolidated balance sheets include accrued interest expense of $2.7 million and $1.3 million as of December 31, 2011 and 2010, respectively, which is included in accrued liabilities.

Debt activity. The following table presents the debt activity of the Partnership for the years ended December 31, 2011 and 2010:

thousands	Carrying Value

Balance as of December 31, 2009	$175,000
Revolving credit facility borrowings	410,000
Repayment of revolving credit facility	(361,000)
Revolving credit facility borrowings – Swingline	10,000
Repayment of revolving credit facility – Swingline	(10,000)
Issuance of Wattenberg term loan	250,000
Balance as of December 31, 2010	$474,000
Revolving credit facility borrowings	570,000
Repayment of revolving credit facility	(619,000)
Repayment of Wattenberg term loan	(250,000)
Revolving credit facility borrowings – Swingline	30,000
Repayment of revolving credit facility – Swingline	(30,000)
Issuance of 5.375% Senior Notes due 2021	500,000
Other and changes in debt discount	(5,822)
Balance as of December 31, 2011	$669,178

5.375% Senior Notes due 2021. In May 2011, the Partnership completed the offering of $500.0 million aggregate principal amount of 5.375% Senior Notes due 2021 (the “Notes”) at a price to the public of 98.778% of the face amount of the Notes. Including the effects of the issuance and underwriting discounts, the effective interest rate is 5.648%. Interest on the Notes is paid semi-annually on June 1 and December 1 of each year, with payments commencing on December 1, 2011. Proceeds from the offering of the Notes (net of the underwriting discount of $3.3 million and debt issuance costs) were used to repay the then-outstanding balance on the Partnership's revolving credit facility, with the remainder used for general partnership purposes.

The Notes mature on June 1, 2021, unless redeemed at a redemption price that includes a make-whole premium. The Partnership may redeem the Notes in whole or in part, at any time before March 1, 2021, at a redemption price equal to the greater of (i) 100% of the principal amount of the Notes to be redeemed or (ii) the sum of the present values of the remaining scheduled payments of principal and interest on such Notes (exclusive of interest accrued to the redemption date) discounted to the redemption date on a semi-annual basis (assuming a 360-day year consisting of twelve 30-day months) at the Treasury Rate (as defined in the indenture governing the Notes) plus 40 basis points, plus, in either case, accrued and unpaid interest, if any, on the principal amount being redeemed to such redemption date. On or after March 1, 2021, the Notes will be redeemable and repayable, at any time in whole, or from time to time in part, at a price equal to 100% of the principal amount of the Notes to be redeemed, plus accrued interest on the Notes to be redeemed to the date of redemption.

The Notes are fully and unconditionally guaranteed on a senior unsecured basis by each of the Partnership's wholly owned subsidiaries (the “Subsidiary Guarantors”). The Subsidiary Guarantors' guarantees will be released if the Subsidiary Guarantors are released from their obligations under the Partnership's revolving credit facility. See Note 13 for the condensed financial statements of the Subsidiary Guarantors.

The Notes indenture contains customary events of default including, among others, (i) default in any payment of interest on any debt securities when due that continues for 30 days; (ii) default in payment, when due, of principal of or premium, if any, on the Notes at maturity; and (iii) certain events of bankruptcy or insolvency with respect to the Partnership. The indenture governing the Notes also contains covenants that limit, among other things, the ability of the Partnership and the Subsidiary Guarantors to (i) create liens on their principal properties; (ii) engage in sale and leaseback transactions; and (iii) merge or consolidate with another entity or sell, lease or transfer substantially all of their properties or assets to another entity. At December 31, 2011, the Partnership was in compliance with all covenants under the Notes.

Note payable to Anadarko. In December 2008, the Partnership entered into a five-year $175.0 million term loan agreement with Anadarko. The interest rate was fixed at 4.00% until November 2010. The term loan agreement was amended in December 2010 to fix the interest rate at 2.82% through maturity in 2013. The Partnership has the option, at any time, to repay the outstanding principal amount in whole or in part.

The provisions of the five-year term loan agreement contain customary events of default, including (i) non-payment of principal when due or non-payment of interest or other amounts within three business days of when due, (ii) certain events of bankruptcy or insolvency with respect to the Partnership and (iii) a change of control. At December 31, 2011, the Partnership was in compliance with all covenants under this agreement.

Revolving credit facility. In March 2011, the Partnership entered into an amended and restated $800.0 million senior unsecured revolving credit facility (the “RCF”) and borrowed $250.0 million under the RCF to repay the Wattenberg term loan (described below). The RCF amended and restated the Partnership's $450.0 million credit facility, which was originally entered into in October 2009. The RCF matures in March 2016 and bears interest at London Interbank Offered Rate (“LIBOR”) plus applicable margins currently ranging from 1.30% to 1.90%, or an alternate base rate equal to the greatest of (a) the Prime Rate, (b) the Federal Funds Effective Rate plus 0.5%, or (c) LIBOR plus 1%, plus applicable margins currently ranging from 0.30% to 0.90%. The interest rate was 1.80% and 3.26% at December 31, 2011 and 2010, respectively. The Partnership is required to pay a quarterly facility fee currently ranging from 0.20% to 0.35% of the commitment amount (whether used or unused), based upon the Partnership's senior unsecured debt rating. The facility fee rate was 0.25% and 0.50% at December 31, 2011 and 2010, respectively.

The RCF contains covenants that limit, among other things, the ability of the Partnership and certain of its subsidiaries to incur additional indebtedness, grant certain liens, merge, consolidate or allow any material change in the character of its business, sell all or substantially all of the Partnership's assets, make certain transfers, enter into certain affiliate transactions, make distributions or other payments other than distributions of available cash under certain conditions and use proceeds other than for partnership purposes. The RCF also contains various customary covenants, customary events of default and certain financial tests as of the end of each quarter, including a maximum consolidated leverage ratio (which is defined as the ratio of consolidated indebtedness as of the last day of a fiscal quarter to Consolidated Earnings Before Interest, Taxes, Depreciation and Amortization (“Consolidated EBITDA”) for the most recent four consecutive fiscal quarters ending on such day) of 5.0 to 1.0, or a consolidated leverage ratio of 5.5 to 1.0 with respect to quarters ending in the 270-day period immediately following certain acquisitions, and a minimum consolidated interest coverage ratio (which is defined as the ratio of Consolidated EBITDA for the most recent four consecutive fiscal quarters to consolidated interest expense for such period) of 2.0 to 1.0.

All amounts due under the RCF are unconditionally guaranteed by the Partnership's wholly owned subsidiaries. The Partnership will no longer be required to comply with the minimum consolidated interest coverage ratio, as well as the subsidiary guarantees and certain of the aforementioned covenants, if the Partnership obtains two of the following three ratings: BBB- or better by Standard & Poor's, Baa3 or better by Moody's Investors Service, or BBB- or better by Fitch Ratings. At December 31, 2011, the Partnership was in compliance with all covenants under the RCF. As of December 31, 2011, no amounts were outstanding under the RCF, and $800.0 million was available for borrowing. See Note 2 for borrowing activity under the RCF in January 2012, related to the MGR acquisition.

Wattenberg term loan. In connection with the Wattenberg acquisition, in August 2010 the Partnership borrowed $250.0 million under a three-year term loan from a group of banks (“Wattenberg term loan”). The Wattenberg term loan incurred interest at LIBOR plus a margin ranging from 2.50% to 3.50% depending on the Partnership's consolidated leverage ratio as defined in the Wattenberg term loan agreement. The Partnership repaid the Wattenberg term loan in March 2011 using borrowings from its RCF and recognized $1.3 million of accelerated amortization expense related to its early repayment.

Interest-rate swap agreement. The Partnership entered into a forward-starting interest-rate swap agreement in March 2011 to mitigate the risk of rising interest rates prior to the issuance of the Notes. In May 2011, the Partnership issued the Notes and terminated the swap agreement, realizing a loss of $1.9 million, which is included in other expense, net in the Partnership's consolidated statements of income.

Interest expense. The following table summarizes the amounts included in interest expense:

	Year Ended December 31,
thousands	2011	2010	2009

Third Parties
Interest expense on long-term debt	$20,533	$8,530	$304
Amortization of debt issuance costs and commitment fees (1)	5,297	3,340	555
Capitalized interest	(420)	—	—
Total interest expense – third parties	25,410	11,870	859
Affiliates
Interest expense on notes payable to Anadarko	4,935	6,828	8,953
Credit facility commitment fees	—	96	143
Total interest expense – affiliates	4,935	6,924	9,096
Interest expense	$30,345	$18,794	$9,955

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(1)       For the year ended December 31, 2011, includes $0.5 million of amortization of the original issue discount and underwriters' fees related to the Notes.